Average Annual Total Returns{- Strategic Advisers Large Cap Fund} - 05.31 Strategic Advisers Large Cap Fund PRO-05 - Strategic Advisers Large Cap Fund	Strategic Advisers Large Cap Fund Return Before Taxes Past 1 year	Strategic Advisers Large Cap Fund Return Before Taxes Past 5 years	Strategic Advisers Large Cap Fund Return Before Taxes Past 10 years	Strategic Advisers Large Cap Fund After Taxes on Distributions Past 1 year	Strategic Advisers Large Cap Fund After Taxes on Distributions Past 5 years	Strategic Advisers Large Cap Fund After Taxes on Distributions Past 10 years	Strategic Advisers Large Cap Fund After Taxes on Distributions and Sales Past 1 year	Strategic Advisers Large Cap Fund After Taxes on Distributions and Sales Past 5 years	Strategic Advisers Large Cap Fund After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	19.32%	14.98%	13.02%	18.02%	13.30%	11.45%	12.20%	11.62%	10.31%	18.40%	15.22%	13.88%